Leases (Tables)	6 Months Ended
Apr. 30, 2025
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	April 30, 2025	October 31, 2024

Right-of-use assets	$117,526	$86,441

Operating lease liabilities - current	$97,190	$47,895
Operating lease liabilities - non-current	$6,776	$-
Total operating lease liabilities	$103,966	$47,895

Schedule of Maturities of Lease Liabilities

The following is a schedule, by fiscal years, of maturities of lease liabilities as of April 30, 2025:

2025
Total lease payments	105,307
Less: imputed interest	1,341
Present value of lease liabilities	$103,966

The following is a schedule, by fiscal year, of maturities of lease liabilities as of October 31, 2024:

2024	$
Total lease payments		49,583
Less: imputed interest		1,688
Present value of lease liabilities		$47,895